Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Convertible notes payable	¥ 5,393	¥ 12,922
Market risk [member]
Statement [Line Items]
Loan payable	0	0
Convertible notes payable	¥ 5,393	¥ 12,922